Prepaid expenses, deposits and other assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expenses Deposits And Other Assets Tables Abstract
Schedule of prepaid expenses, deposits and other assets
	2019	2018
Prepaid expenses	1,150	1,534
Deposits and other receivables	2,098	1,967
	3,248	3,501